Additional Information to the Items of Profit or Loss	12 Months Ended
Dec. 31, 2020
Additional Information To Items Of Profit Or Loss [Abstract]
ADDITIONAL INFORMATION TO THE ITEMS OF PROFIT OR LOSS
NOTE 19:-	ADDITIONAL INFORMATION TO THE ITEMS OF PROFIT OR LOSS

		Year ended December 31,
		2020	2019	2018
a.	Research and development expenses:
	Wages and related expenses	$322	$435	$667
	Share-based payment	69	165	109
	Regulatory, professional and other expenses	119	437	595
	Research and preclinical studies	139	277	593
	Clinical studies	-	240	692
	Chemistry and formulations	-	85	54

		649	1,639	2,710

b.	General and administrative expenses:
	Wages and related expenses	237	382	761
	Share-based payment	22	388	495
	Professional and directors’ fees	1,283	1,065	1,154
	Business development expenses	58	387	1,323
	Regulatory expenses	98	112	72
	Office maintenance, rent and other expenses	182	72	198
	Investor relations and business expenses	22	63	368

		1,902	2,469	4,371

c.	Other expenses:
	Impairment of goodwill	-	-	160
	Impairment of investment in associate	742	-	-

		742	-	160

d.	Finance income:
	Net change in fair value of financial liabilities designated at fair value through profit or loss	(630)	(292)	(468)
	Exchange rate differences, net	-	(2)	(303)
	Finance income from the convertible loan	-	(11)	(35)
	Intercompany finance income	-	-	(22)

		(630)	(305)	(828)

e.	Finance expenses:
	Finance expenses due to the convertible debentures	-	536	112
	Issue expenses related to convertible component and warrants	835	108	-
	Exchange rate differences, net	12	-	-
	Interest expense in respect of leases	7	19	-
	Finance expenses from interest and commissions	18	13	9

		$872	$676	$121